PROPERTY, PLANT AND EQUIPMENT - Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	R 57,480.2	R 54,558.2
Transfers to right of use assets	(65.6)	(43.6)
Balance at end of the year	60,600.0	57,480.2	R 54,558.2
Non-cash additions, capitalised amortisation and depreciation	96.1	85.5	26.8
Changes in estimates capitalised	317.6	(105.1)	(618.8)
Increase (decrease) in right of recoverability asset	26.0	(7.0)
Increase (decrease) in right of recoverability liability	(40.3)	(11.1)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	107,285.1	99,994.6	101,720.7
Additions	9,711.7	7,803.0	7,107.5
Change in estimates of rehabilitation assets	(383.9)	101.0	618.8
Disposals	(62.9)	(281.8)	(171.2)
Derecognition of property, plant and equipment	(1,968.3)	(2,409.9)	(14,416.4)
Transfers to right of use assets	(1.7)	(18.8)
Assets acquired on acquisition of subsidiaries		3,158.6	1,443.2
Assets derecognised on loss of control of subsidiary	(37.0)	(62.7)	(1,322.3)
Foreign currency translation	1,411.1	(998.9)	5,014.3
Balance at end of the year	115,954.1	107,285.1	99,994.6
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(49,804.9)	(45,436.4)	(50,276.1)
Amortisation and depreciation	7,468.0	7,102.4	6,640.6
Impairment	0.5	5.1	2,603.3
Disposals	60.4	257.4	77.2
Derecognition of property, plant and equipment	1,968.3	2,409.9	14,416.4
Transfers to right of use assets		(15.5)
Depreciation reclassified to inventory	(117.1)	111.4
Assets derecognised on loss of control of subsidiary			10.9
Foreign currency translation	7.7	167.6	(420.9)
Balance at end of the year	(55,354.1)	(49,804.9)	(45,436.4)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	38,169.1	34,235.0
Balance at end of the year	41,437.0	38,169.1	34,235.0
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	82,046.6	72,811.2	76,529.2
Additions	9,656.1	7,790.9	7,034.6
Change in estimates of rehabilitation assets	(108.2)	(99.4)
Disposals	(42.5)	(281.2)	(168.1)
Derecognition of property, plant and equipment	(1,905.2)	(695.0)	(14,287.7)
Transfers between classes of property, plant and equipment	(28.9)	(94.9)	192.8
Transfers to right of use assets	(1.7)	(18.8)
Assets acquired on acquisition of subsidiaries		3,152.1	1,325.0
Assets derecognised on loss of control of subsidiary	(0.5)		(12.5)
Foreign currency translation	478.1	(518.3)	2,197.9
Balance at end of the year	90,093.8	82,046.6	72,811.2
Mine development, infrastructure and other | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(43,877.5)	(38,576.2)	(44,308.9)
Amortisation and depreciation	6,646.7	6,275.2	5,900.8
Impairment			2,461.5
Disposals	41.1	257.4	75.9
Derecognition of property, plant and equipment	1,905.2	695.0	14,287.7
Transfers to right of use assets		(15.5)
Depreciation reclassified to inventory	(117.1)	111.4
Assets derecognised on loss of control of subsidiary			10.9
Foreign currency translation	38.2	117.4	(279.5)
Balance at end of the year	(48,656.8)	(43,877.5)	(38,576.2)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	18,906.9	19,818.9
Balance at end of the year	18,823.8	18,906.9	19,818.9
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	23,209.5	25,095.3	21,807.9
Additions	14.2	0.4
Contra-additions			(0.5)
Change in estimates of rehabilitation assets	(270.3)	200.4	618.8
Disposals	(20.4)	(0.6)	(3.1)
Derecognition of property, plant and equipment	(63.1)	(1,714.9)	(128.7)
Transfers between classes of property, plant and equipment	28.9	94.9	134.5
Assets acquired on acquisition of subsidiaries		6.5	50.0
Assets derecognised on loss of control of subsidiary	(0.7)
Foreign currency translation	923.6	(472.5)	2,616.4
Balance at end of the year	23,821.7	23,209.5	25,095.3
Land, mineral rights and rehabilitation | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(4,302.6)	(5,276.4)	(4,471.0)
Amortisation and depreciation	753.4	788.2	739.8
Impairment			70.8
Disposals	19.3
Contra-disposals			(1.3)
Derecognition of property, plant and equipment	63.1	1,714.9	128.7
Foreign currency translation	(24.3)	47.1	(124.8)
Balance at end of the year	(4,997.9)	(4,302.6)	(5,276.4)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	404.2	504.3
Balance at end of the year	339.2	404.2	504.3
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	2,029.0	2,088.1	3,383.6
Additions	41.4	11.7	73.4
Change in estimates of rehabilitation assets	(5.4)
Transfers between classes of property, plant and equipment			(327.3)
Assets acquired on acquisition of subsidiaries			68.2
Assets derecognised on loss of control of subsidiary	(35.8)	(62.7)	(1,309.8)
Foreign currency translation	9.4	(8.1)	200.0
Balance at end of the year	2,038.6	2,029.0	2,088.1
Exploration and evaluation assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(1,624.8)	(1,583.8)	(1,496.2)
Amortisation and depreciation	67.9	39.0
Impairment	0.5	5.1	71.0
Foreign currency translation	(6.2)	3.1	(16.6)
Balance at end of the year	R (1,699.4)	R (1,624.8)	R (1,583.8)